Business Combination (Details) - CNY (¥) ¥ in Thousands		1 Months Ended	12 Months Ended
	Oct. 30, 2020	Jun. 30, 2021	Dec. 31, 2023	Mar. 31, 2022
Yuancui
Business Combination (Details) [Line Items]
Cash consideration	¥ 20,000
Acquired equity interest	¥ 10,000		¥ 20,000
Equity interest percentage		70.00%	51.00%
Cash consideration for further capital injection		¥ 8,563
Tuqiang [Member]
Business Combination (Details) [Line Items]
Equity interest percentage				78.00%
Consolidated subsidiary percentage				78.00%